Financial Instruments and Fair Value Measurements - Derivative Instruments in Statement of Financial Position at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 2.1
Liability Derivatives, Fair Value	0.9	14.9
Derivatives designated as hedging instruments | Foreign currency forward contracts [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value		1.2
Derivatives designated as hedging instruments | Foreign currency forward contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	2.1
Liability Derivatives, Fair Value	0.5
Derivative not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value
Derivative not designated as hedging instruments [Member] | Foreign currency forward contracts [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	0.4	1.4
Derivative not designated as hedging instruments [Member] | Interest rate swap arrangements [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value
Liability Derivatives, Fair Value
Derivative not designated as hedging instruments [Member] | Interest rate swap arrangements [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value		$ 12.3